Equity Incentive Plan - Restricted Stock Units ("RSUs") and Performance Stock Units ("PSU"s) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Weighted average grant date fair value
Expected to be recognized over weighted-average period	1 year 10 months 24 days
Share-based Compensation	$ 2,415	$ 4,275
RSU and PSU
Number of shares
Beginning shares	1,293	300
Granted (in shares)		1,293
Forfeited (in shares)	(1,293)	(150)
Vested (in shares)		(150)
Ending shares		1,293	300
Weighted average grant date fair value
Beginning	$ 0.58	$ 3.12
Grant		0.58
Forfeited	$ 0.58	3.12
Vested		3.12
Ending		$ 0.58	$ 3.12
Weighted average remaining contractual life in years		9 months 21 days	6 months 29 days
Performance target level percentage for non-vested equity-based payment instruments	100.00%
Stock Options and Warrants
Weighted average grant date fair value
Unrecognized compensation expense	$ 900
Vested during the period, grant date fair value	3,300	$ 4,900
Equity Instruments | General and Administrative Expenses
Weighted average grant date fair value
Share-based Compensation	$ 2,400	$ 4,200